Loss Per Common Share (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Undeclared preferred dividends			$ 24,807
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share	7,014,824	5,136,726	6,633,967	5,163,035
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share	3,499,000	5,625,370	3,499,000	5,625,370